SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2019	2018
200,000,000 common shares of $0.01 par value each (2018: 200,000,000 common shares of $0.01 par value each)	2,000	2,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2019	2018
119,391,310 common shares of $0.01 par value each (2018: 119,373,064 common shares of $0.01 par value each)	1,194	1,194